Employee Retirement and Severance Benefits (Components of Net Periodic Benefit Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Liability, Defined Benefit Plan, Noncurrent	Liability, Defined Benefit Plan, Noncurrent	Liability, Defined Benefit Plan, Noncurrent
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Intangible Assets, Net (Excluding Goodwill)	Intangible Assets, Net (Excluding Goodwill)	Intangible Assets, Net (Excluding Goodwill)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, General and Administrative Expense	Selling, General and Administrative Expense	Selling, General and Administrative Expense
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 29,063	¥ 30,194	¥ 30,604
Interest cost	4,851	4,815	4,064
Expected return on plan assets	(23,161)	(21,618)	(21,013)
Amortization of prior service credit	(6,743)	(8,303)	(8,732)
Amortization of actuarial loss	5,230	8,768	12,401
(Gain) loss on curtailments and settlements	(666)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	8,574	13,856	17,324
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	7,551	3,827	5,303
Interest cost	7,301	5,965	6,087
Expected return on plan assets	(17,001)	(15,221)	(12,006)
Amortization of prior service credit	(1,114)	(818)	(675)
Amortization of actuarial loss	5,989	7,341	6,122
(Gain) loss on curtailments and settlements	(627)	0	236
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	¥ 2,099	¥ 1,094	¥ 5,067